Balance Sheet Components - Schedule of Accrued Expense and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Accrued purchases	$ 10,790	$ 5,182
Accrued employee compensation	3,981	2,256
Other accrued expenses	6,754	2,308
Non related party accrued interest expense	112	1,442
Contingent consideration	2,151	967
Unearned Income	1,200	823
Accrued trade commissions	90	347
Total Accrued liabilities and other payables	$ 25,078	$ 13,325